Consolidated statements of comprehensive income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income for the period	[2]	€ 1,097	[1]	€ 1,870	€ 1,491
Remeasurement		(8)		102	(96)
Income tax effect on remeasurements		(19)		(78)	28
Release revaluation reserve					(4)
Reclassification directly into retained earnings		(5)			4
Net current-period change, before tax		(147)
Total of items that will not be reclassified to Income Statement		(179)		25	(68)
Net current period change, before tax		383		(1,177)	219
Income tax effect on net current-period change		(29)		39	2
Reclassification adjustment for (gain) loss realized, in discontinued operations		(6)		191
Net current period change, before tax				(66)	(44)
Income tax effect on net current-period change				(1)
Reclassification adjustment for loss (gain) realized				1	24
Net current-period change, before tax		(13)		33	3
Income tax effect on net current-period change		11		(3)	(9)
Reclassification adjustment for loss (gain) realized		(31)		(17)	5
Total of items that are or may be reclassified to Income Statement		315		(1,000)	200
Other comprehensive income for the period		136		(975)	132
Total comprehensive income for the period		1,233		895	1,623
Shareholders of Koninklijke Philips N.V.		1,225		805	1,550
Non-controlling interests		€ 8		€ 90	€ 73

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items